Schedule of Investments (unaudited) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Consumer Services — 0.1%
Chapman University, 3.00%, 04/01/51	$3,495	$2,287,913

Health Care Providers & Services — 0.0%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	1,046	693,134

Industrial Conglomerates — 0.8%
Grand Canyon University, 5.13%, 10/01/28	35,874	32,270,457

Total Corporate Bonds — 0.9% (Cost: $40,415,000)		35,251,504

Municipal Bonds

Alabama — 5.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	31,050	33,150,108
Series B, 5.25%, 12/01/53	9,000	9,746,539
Series C, 5.50%, 10/01/54	25,000	27,400,057
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	10,490	10,546,368
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	5,485	5,945,160
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	31,150	33,901,204
Series B-1, 5.75%, 04/01/54	53,565	59,896,428
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	3,000	3,194,969
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.25%, 01/01/54	5,000	5,294,442
Series B, 5.00%, 01/01/54	36,495	38,846,638
State of Alabama, GO, Series B, 5.00%, 11/01/41	5,000	5,605,720

		233,527,633

Alaska — 0.0%
Borough of North Slope Alaska, GO
Series A, 5.00%, 06/30/25	500	512,938
Series A, 5.00%, 06/30/27	500	536,556

		1,049,494

Arizona — 1.8%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(b)	3,165	3,212,298
Chandler Industrial Development Authority, RB, AMT, 5.00%, 09/01/42(a)	20,000	20,709,552
City of Mesa Arizona Utility System Revenue, RB 5.00%, 07/01/40	4,600	5,179,896
5.00%, 07/01/41	7,535	8,457,871
5.00%, 07/01/44	18,200	20,193,199
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,756,836
City of Phoenix Civic Improvement Corp., Refunding RB, Series D, Junior Lien, 5.00%, 07/01/37	5,000	5,340,066
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	6,250	6,938,130

		73,787,848

Arkansas(b) — 1.2%
Arkansas Development Finance Authority, RB AMT, 4.50%, 09/01/49	6,225	6,111,373

Security	Par (000)	Value

Arkansas (continued)
Arkansas Development Finance Authority, RB (continued)
AMT, 4.75%, 09/01/49	$15,460	$15,503,306
AMT, Sustainability Bonds, 7.38%, 07/01/48	23,000	25,205,982

		46,820,661

California — 9.8%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	3,175	3,385,920
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/51(b)	1,915	1,140,868
California Enterprise Development Authority, RB, 10.00%, 11/15/32(b)	670	655,655
California Health Facilities Financing Authority, RB 5.00%, 02/01/36	5,000	5,333,158
5.00%, 02/01/37	5,000	5,306,922
California Housing Finance Agency, RB, Series 2, 4.00%, 03/20/33	18,080	18,108,695
California Housing Finance Agency, RB, M/F Housing
Series A, 4.25%, 01/15/35	18	17,814
Class A, Sustainability Bonds, 3.25%, 08/20/36	12,585	11,537,704
California Infrastructure & Economic Development Bank, RB 5.00%, 05/15/52	10,000	10,535,584
Sustainability Bonds, 4.00%, 10/01/44	5,000	5,226,418
Sustainability Bonds, 4.00%, 10/01/47	2,480	2,554,652
California Municipal Finance Authority, RB 5.38%, 07/01/34(b)	1,000	1,001,504
5.63%, 07/01/44(b)	2,760	2,760,154
6.00%, 07/01/44	1,960	1,962,433
6.00%, 08/01/44(b)	330	330,298
6.13%, 08/01/49(b)	285	285,230
Series A, AMT, 4.00%, 07/15/29	2,120	2,086,841
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,005,065
California Pollution Control Financing Authority, Refunding RB, Series B-2, AMT, 3.13%, 11/01/40(a)	12,090	11,919,279
California School Finance Authority, RB, Series A, 6.75%, 11/01/45(b)	1,395	1,402,960
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)	625	531,010
Chino Valley Unified School District, GO, Series A, Election 2016, 5.25%, 08/01/47	10,000	10,573,852
City of Los Angeles Department of Airports, ARB
Series A, AMT, 4.00%, 05/15/39	5,440	5,590,325
Series A, AMT, 5.00%, 05/15/45	5,000	5,058,240
Series A, AMT, 5.25%, 05/15/48	10,000	10,537,912
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/37	4,100	4,528,525
Series A, AMT, 5.00%, 05/15/40	9,500	10,432,655
Series A, AMT, Subordinate, 5.00%, 05/15/34	5,430	5,878,530
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	5,050	5,126,087

1

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	$5,000	$5,693,276
Cloverdale Unified School District, Refunding GO, Series B, 4.00%, 08/01/49	5,000	5,008,586
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	3,490	2,753,632
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Mezzanine Lien, Sustainability Bonds, 4.00%, 06/01/57	4,610	3,053,546
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	8,355	4,781,117
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57	8,865	5,363,941
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	10,420	6,715,481
Sustainability Bonds, 4.00%, 07/01/58	5,880	4,037,475
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	4,427,480
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	45,860	5,215,029
Long Beach Unified School District, GO
Series C, Election 2016, 5.00%, 08/01/40	4,005	4,575,287
Series C, Election 2016, 5.00%, 08/01/41	6,810	7,755,185
Series C, Election 2016, 5.00%, 08/01/43	8,345	9,436,357
Series C, Election 2016, 4.00%, 08/01/46	11,360	11,442,762
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/50	18,805	20,432,617
Series D, 5.00%, 07/01/47	17,555	19,632,634
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	4,920	5,427,448
Northern California Gas Authority No. 1, RB, Series B, 4.47%, 07/01/27(a)	3,025	3,032,017
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	10,000	10,605,792
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	5,000	5,695,126
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/45	4,925	5,076,413
Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	12,696,440
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/31	5,750	6,480,155
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/34	4,685	5,148,648
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, Sustainability Bonds, 4.00%, 10/01/43	10,000	10,081,937
Series A, Sustainability Bonds, 5.00%, 10/01/44	5,000	5,599,005
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(b)(c)	20,000	6,843,303
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	13,845	13,890,512
Santa Clara Valley Water District, Refunding RB
Series A, 5.00%, 06/01/48	4,915	5,489,516
Series A, 5.00%, 06/01/49	5,160	5,747,287
Series A, 5.00%, 06/01/50	5,415	6,019,795
Series A, 5.00%, 06/01/51	5,690	6,313,595

Security	Par (000)	Value

California (continued)
Santa Clara Valley Water District, Refunding RB (continued)
Series A, 5.00%, 06/01/52	$5,675	$6,282,945
State of California, Refunding GO, 5.00%, 09/01/43	7,080	8,160,730
University of California, Refunding RB, Series AY, 4.00%, 05/15/41	5,090	5,099,567

		398,828,926

Colorado — 0.9%
Boulder Valley School District No. Re-2 Boulder, GO, (SAW), 5.00%, 12/01/42	4,335	4,913,323
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 5.00%, 11/15/47	19,520	21,395,929
Colorado Health Facilities Authority, RB, 4.00%, 11/15/48	6,870	6,552,094
Colorado Health Facilities Authority, Refunding RB, 3.00%, 11/15/51	1,395	1,051,432
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(b)	2,965	2,918,545

		36,831,323

Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 11/15/49(d)	5,000	5,021,902
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,905,400
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,125	3,125,684
State of Connecticut, GO
Series 2021 A, 4.00%, 01/15/28	1,580	1,660,776
Series E, 5.00%, 11/15/28	2,425	2,685,988

		14,399,750

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series 2022 AH-01, 6.88%, 05/01/39(b)(e)	14,955	13,916,756

District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	15,745	16,258,297
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/30	3,840	4,164,202
Series A, AMT, 5.25%, 10/01/42	1,500	1,653,072
Series A, AMT, 5.25%, 10/01/43	1,750	1,920,067
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB
Series A, AMT, 5.00%, 10/01/29	2,540	2,753,698
Series A, AMT, 5.00%, 10/01/30	11,500	12,549,136
Series A, AMT, 5.00%, 10/01/33	5,000	5,475,569
Series A, AMT, 5.00%, 10/01/34	2,870	3,114,004
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	9,515	10,372,694

		58,260,739

Florida — 5.7%
Alta Lakes Community Development District, SAB 3.50%, 05/01/24	100	99,599
3.75%, 05/01/29	550	518,915
4.63%, 05/01/49	1,775	1,560,050

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Babcock Ranch Community Independent Special District, SAB 4.75%, 11/01/26	$265	$264,898
5.00%, 11/01/31	500	496,519
5.25%, 11/01/46	3,460	3,269,272
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(b)	580	547,076
Canaveral Port Authority, ARB
Series B, 5.00%, 06/01/48	5,000	5,102,086
Series A, AMT, 5.00%, 06/01/45	5,000	5,032,310
Capital Trust Agency, Inc., RB(b) 4.88%, 06/15/56	12,000	9,646,046
Series A, 5.00%, 06/15/49	5,000	4,681,394
Series A-2, 5.00%, 01/01/26	1,150	1,138,285
Celebration Pointe Community Development District No. 1, SAB 4.75%, 05/01/24	50	50,015
5.00%, 05/01/34	710	709,933
5.13%, 05/01/45	985	950,917
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	899,182
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(b)	3,055	3,084,804
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	8,510	9,830,406
City of St Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	5,000	5,388,141
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	4,000	4,327,021
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(b)(f)(g)	1,000	3,400
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	16,000	16,413,092
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/49	7,075	7,259,863
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,000	10,817,650
County of Miami-Dade Florida, RB, 0.00%, 10/01/39(c)	15,765	8,234,365
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/34	3,400	3,758,806
Series A, AMT, 5.00%, 10/01/35	1,650	1,821,456
Series A, AMT, 5.00%, 10/01/36	1,300	1,449,371
Series A, AMT, 5.00%, 10/01/41	1,150	1,236,304
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,080,112
County of Sarasota Florida Utility System Revenue, RB 5.25%, 10/01/47	14,795	16,618,583
5.25%, 10/01/52	4,995	5,526,067
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,125	2,127,604
Duval County Public Schools, COP, Series A, (AGM), 5.00%, 07/01/30	5,750	6,531,557
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	950	738,810
Florida Development Finance Corp., RB(b) 6.50%, 06/30/57	5,810	5,514,161
Series A, 5.75%, 06/15/29	365	365,811

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(b) (continued)
Series A, 6.00%, 06/15/34	$440	$441,180
Series C, 5.75%, 12/15/56	4,090	3,407,878
AMT, 5.00%, 05/01/29	1,140	1,101,646
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	11,970	8,981,179
Florida Housing Finance Corp., RB, S/F Housing
Series 1, (FHLMC, FNMA, GNMA), 3.80%, 07/01/43	2,125	2,125,781
Series 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	2,130	2,079,110
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,005	907,680
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,170	1,883,469
Series A-1, 4.10%, 05/01/48	1,400	1,140,725
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	5,000	5,606,223
Lakewood Ranch Stewardship District, SAB 2.13%, 05/01/26	140	136,250
2.63%, 05/01/31	260	234,787
4.88%, 05/01/35	1,100	1,087,858
4.40%, 05/01/39	445	410,632
3.13%, 05/01/41	645	493,258
4.88%, 05/01/45	2,215	2,069,035
5.13%, 05/01/46	4,980	4,768,311
4.50%, 05/01/49	1,320	1,137,858
4.00%, 05/01/51	925	722,852
Portico Community Development District, Refunding SAB
Series 1, 3.20%, 05/01/31	995	915,472
Series 1, 3.50%, 05/01/37	1,245	1,058,708
Reunion East Community Development District, SAB
Series 2021, 2.40%, 05/01/26	220	214,804
Series 2021, 2.85%, 05/01/31	500	456,598
Series 2021, 4.00%, 05/01/51	2,685	2,097,743
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,249,415
School District of Broward County, GO, 5.00%, 07/01/51	26,045	28,201,989
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	143	68,422
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	1,774,207
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	659,147
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 11/01/24(h)	490	469,831
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	535	5
Trout Creek Community Development District, SAB 5.50%, 05/01/35	2,325	2,332,016
5.63%, 05/01/45	3,605	3,605,071
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,453,703
Westside Haines City Community Development District, SAB 2.50%, 05/01/26	190	185,707

3

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Westside Haines City Community Development District, SAB (continued) 3.00%, 05/01/31	$435	$400,201
3.25%, 05/01/41	2,025	1,577,066

		233,549,698

Georgia — 3.4%
Atlanta Urban Redevelopment Agency, RB(b) 2.88%, 07/01/31	1,930	1,729,846
3.63%, 07/01/42	5,605	4,817,139
3.88%, 07/01/51	2,630	2,168,066
Barrow County School District, GO, (SAW), 5.00%, 02/01/40	7,945	9,029,637
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46	10,000	10,143,130
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB 5.00%, 10/01/29	3,170	3,564,157
5.00%, 10/01/31	5,535	6,452,668
5.00%, 10/01/32	7,050	8,358,347
5.00%, 10/01/46	11,820	13,023,220
5.00%, 10/01/47	9,865	10,830,437
5.00%, 10/01/48	12,395	13,566,105
5.00%, 10/01/49	7,210	7,871,519
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	3,355	2,992,616
Georgia Housing & Finance Authority, RB, S/F Housing, Series B1, 3.65%, 06/01/44	9,670	9,134,893
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	15,000	15,893,310
Series D, 5.00%, 05/01/54	7,725	8,192,250
State of Georgia, GO, Series A, 4.00%, 07/01/43	9,760	10,074,959

		137,842,299

Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	10,000	10,274,055

Idaho — 0.5%
Idaho Housing & Finance Association, RB 4.25%, 06/15/62(b)	5,910	4,139,897
Series A, 5.00%, 08/15/40	3,905	4,447,688
Series A, 5.00%, 08/15/41	5,000	5,666,269
Series A, 6.95%, 06/15/55(b)	5,150	5,437,162

		19,691,016

Illinois — 1.8%
Chicago Board of Education, GO, 6.04%, 12/01/29	7,310	7,162,881
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/35	6,730	6,561,568
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(b) 2.27%, 12/01/24	308	303,577
2.53%, 12/01/25	327	318,409
2.69%, 12/01/26	267	258,168
2.87%, 12/01/27	221	212,633
3.04%, 12/01/28	241	230,607
3.20%, 12/01/29	300	285,474
3.29%, 12/01/30	325	306,993
3.38%, 12/01/31	348	326,451
3.45%, 12/01/32	275	256,411

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB, Class A, 4.00%, 08/15/39	$7,000	$7,065,236
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	4,944,949
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	10,261,189
Series A, 5.25%, 01/01/45	12,175	13,769,524
Series A, 4.00%, 01/01/46	5,000	4,911,606
State of Illinois, GO
Series C, 5.00%, 12/01/45	11,225	12,065,942
Series C, 5.00%, 12/01/46	4,850	5,181,483

		74,423,101

Indiana — 0.4%
Indiana Finance Authority, RB, Series B, 1st Lien, 5.25%, 10/01/47	5,000	5,469,556
Indiana Finance Authority, Refunding RB
Sustainability Bonds, 5.00%, 02/01/43	4,455	5,013,670
Sustainability Bonds, 5.00%, 02/01/44	3,510	3,931,647
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,677,722

		18,092,595

Kansas — 0.2%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	8,541,923

Kentucky — 0.2%
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	5,277,098
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.25%, 06/01/41	875	889,551
Westvaco Corp., RB, 7.67%, 01/15/27(b)	3,100	3,233,981

		9,400,630

Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.05%, 12/01/34	18,540	18,651,211
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	16,115	17,398,713

		36,049,924

Maine — 0.5%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	14,465	11,333,371
Maine State Housing Authority, RB, S/F Housing
Series B, 3.75%, 11/15/38	6,075	5,993,803
Series H, 3.55%, 11/15/37	1,035	968,299

		18,295,473

Maryland — 1.7%
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	1,220	1,221,196
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	10,000	10,241,155
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	3,660	3,845,320
County of Prince George’s Maryland, GO, Series A, 5.00%, 07/01/31	15,000	17,534,352
County of Prince George’s Maryland, Refunding GO, Series A, 5.00%, 08/01/40	4,500	5,186,110

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	$10,405	$10,894,988
Maryland Stadium Authority, RB, Series A, 5.00%, 05/01/47	6,590	6,846,882
State of Maryland, GO, Series A, 5.00%, 06/01/37	11,205	12,984,969

		68,754,972

Massachusetts — 2.2%
City of Boston Massachusetts, GO
Series A, 5.00%, 11/01/37	6,480	7,537,559
Series A, 5.00%, 11/01/38	7,740	9,048,320
Series A, 5.00%, 11/01/39	3,500	4,067,290
Series A, 5.00%, 11/01/40	15,415	17,703,545
Commonwealth of Massachusetts, GO
Series A, 5.00%, 05/01/48	10,000	10,989,184
Series D, 5.00%, 10/01/53	10,000	10,908,012
Commonwealth of Massachusetts, Refunding GO, Series B, 5.00%, 11/01/43	7,780	8,825,814
Massachusetts Development Finance Agency, RB 5.00%, 10/01/38	5,000	4,965,542
5.00%, 10/01/43	5,000	4,863,800
Series J2, 5.00%, 07/01/48	5,000	5,147,477
Massachusetts Development Finance Agency, Refunding RB(b) 4.00%, 10/01/32	1,310	1,239,363
4.13%, 10/01/42	4,225	3,602,709
Massachusetts Water Resources Authority, Refunding RB
Series B, Sustainability Bonds, 5.00%, 08/01/38	375	442,067
Series B, Sustainability Bonds, 5.00%, 08/01/40	500	581,560
Series B, Sustainability Bonds, 5.25%, 08/01/48	1,500	1,720,955

		91,643,197

Michigan — 2.8%
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	4,000	4,446,643
Michigan Finance Authority, RB 5.00%, 11/01/44	5,000	5,068,058
4.00%, 02/15/47	8,000	7,579,116
4.00%, 02/15/44	11,060	10,740,273
Series A, 6.50%, 06/01/57(b)(f)(g)	4,020	3,359,458
Michigan Finance Authority, Refunding RB 5.00%, 06/01/26(i)	145	151,805
5.00%, 11/15/37	5,000	5,144,461
5.00%, 12/01/45	19,825	20,242,937
4.00%, 12/01/46	10,000	9,782,004
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	10,000	9,674,339
Series A, 4.15%, 10/01/53	15,175	13,836,301
State of Michigan Trunk Line Revenue, RB 4.00%, 11/15/41	12,330	12,688,445
4.00%, 11/15/46	5,000	5,038,311
West Bloomfield School District, GO, Series I, 5.00%, 05/01/42	5,950	6,576,919

		114,329,070

Minnesota — 0.5%
City of Minneapolis Minnesota, RB 4.00%, 11/15/39	3,250	3,251,734
4.00%, 11/15/40	2,000	1,989,047

Security	Par (000)	Value

Minnesota (continued)
City of Minneapolis Minnesota, RB, M/F Housing, (FNMA), 2.35%, 02/01/38	$6,498	$4,949,552
Minnesota Housing Finance Agency, Refunding RB, S/F Housing, Series B, AMT, (FHLMC, FNMA, GNMA), 3.10%, 07/01/35	600	554,211
State of Minnesota, GO, Series A, 5.00%, 08/01/30	7,810	8,991,580

		19,736,124

Mississippi — 0.1%
State of Mississippi, GO, Series C, 4.00%, 10/01/37	3,145	3,215,661

Missouri — 1.5%
City of St Louis Missouri Airport Revenue, ARB, Series C, (AGM), 5.00%, 07/01/42	5,000	5,200,153
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	10,007,443
Kansas City Industrial Development Authority, ARB
AMT, 5.00%, 03/01/44	5,000	5,129,149
Series A, AMT, 5.00%, 03/01/33	4,865	5,160,157
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37	2,735	2,389,670
Series C, 7.50%, 11/15/46	1,701	1,357,592
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	8,060	6,217,169
Class D, 2.00%, 11/15/46	3,597	158,024
Metropolitan St Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/42	11,000	11,455,268
Series B, 5.25%, 05/01/52	10,015	11,043,122
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,000	1,852,189

		59,969,936

Nebraska — 0.1%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,472,517

Nevada — 0.8%
City of North Las Vegas Nevada, GO, 6.57%, 06/01/40	5,175	5,630,872
Clark County Water Reclamation District, GO 5.00%, 07/01/46	12,335	13,674,050
5.00%, 07/01/47	3,290	3,634,050
County of Clark Nevada, GO
Series B, 4.00%, 12/01/36	5,390	5,531,407
Series B, 4.00%, 12/01/39	4,900	4,960,016
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(b)	220	217,402

		33,647,797

New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB, Class A, 4.13%, 01/20/34	3,754	3,766,802
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	12,880	9,963,984

		13,730,786

New Jersey — 1.2%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(j)	340	340,745
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(b)	265	250,753

5

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB, Series RRR, 5.00%, 03/01/28	$4,725	$5,106,000
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/41	5,725	5,795,604
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/39	5,000	5,244,018
New Jersey Transportation Trust Fund Authority, RB 5.25%, 06/15/46	5,000	5,529,143
Class BB, 4.00%, 06/15/50	7,275	6,912,351
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 01/01/37	7,275	7,467,958
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	11,300	11,711,960

		48,358,532

New Mexico — 0.1%
State of New Mexico Severance Tax Permanent Fund, RB, Series B, 5.00%, 07/01/29	5,000	5,581,097

New York — 9.2%
City of New York, GO
Series B, 5.25%, 10/01/47	4,015	4,429,615
Series C, 5.00%, 03/01/45(d)	16,800	18,546,528
Series F-1, 4.00%, 03/01/47	2,000	1,964,306
Series F-1, 5.00%, 03/01/50	7,415	7,906,022
New York City Housing Development Corp., RB, M/F Housing
Series G-1, 3.90%, 05/01/45	5,000	4,503,937
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	9,570	9,634,776
New York City Municipal Water Finance Authority, RB 5.00%, 06/15/50	3,025	3,250,700
Series DD-1, 5.00%, 06/15/49	4,500	4,731,956
New York City Municipal Water Finance Authority, Refunding RB 4.00%, 06/15/41	10,000	10,148,042
4.00%, 06/15/42	3,835	3,881,891
Series BB-1, 4.00%, 06/15/45	5,000	4,994,102
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/48	13,315	14,786,468
Class C-1, Subordinate, 4.00%, 02/01/40	5,000	5,138,031
Series A, Subordinate, 5.00%, 05/01/43	5,520	6,182,557
New York City Transitional Finance Authority, RB
Subordinate, 5.00%, 05/01/45	1,500	1,666,898
Subordinate, 5.00%, 05/01/46	1,000	1,104,678
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/37	500	550,182
Series A, 4.00%, 03/15/40	19,200	19,625,733
Series A, 4.00%, 03/15/42	5,780	5,862,657
Series A, 4.00%, 03/15/46	11,300	11,287,904
Series A-1, 5.00%, 03/15/35	5,960	7,090,709
Series B, 5.75%, 07/01/24(i)	990	990,592
Series C, 5.00%, 03/15/41	10,000	10,545,797
Series C, 5.00%, 03/15/42	5,000	5,237,730
Series D, 4.00%, 02/15/47	6,055	5,958,559
Series E, 5.00%, 02/15/25(i)	10	10,188
Series E, 5.00%, 03/15/48	5,495	5,712,838

Security	Par (000)	Value

New York (continued)
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	$5,000	$5,207,835
New York State Housing Finance Agency, RB, M/F Housing
Series M, (FHLMC, FNMA, GNMA, SONYMA), 3.50%, 11/01/37	415	384,677
Series I, Sustainability Bonds, (FNMA, SONYMA), 3.15%, 11/01/44	2,000	1,652,181
New York State Thruway Authority, RB, Sustainability Bonds, 5.00%, 03/15/53	10,000	10,825,357
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/30	5,000	5,704,498
Series A, 4.00%, 03/15/42	2,500	2,539,583
Series A-1, 4.00%, 03/15/40	5,780	5,912,163
Series P, 5.00%, 01/01/49	2,000	2,169,691
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,903,358
New York State Urban Development Corp., Refunding RB 5.00%, 09/15/28	5,000	5,527,930
5.00%, 09/15/29	5,000	5,649,195
5.00%, 09/15/30	5,000	5,758,862
Series E, 4.00%, 03/15/42	8,000	8,132,212
Sustainability Bonds, 5.00%, 03/15/63	5,000	5,351,342
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/29	5,000	5,134,214
AMT, 5.00%, 01/01/30	10,000	10,291,242
AMT, 5.00%, 01/01/34	15,500	16,043,594
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	14,722,750
Port Authority of New York & New Jersey, Refunding RB
Series 241, 5.00%, 07/15/41	5,000	5,661,232
Series 241, 5.00%, 07/15/42	12,330	13,893,729
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.00%, 05/15/41	1,500	1,699,662
Series A, 5.00%, 05/15/42	1,700	1,914,365
Triborough Bridge & Tunnel Authority, RB, Series C-1A, Senior Lien, 5.00%, 05/15/51	10,750	11,565,235
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/57	11,120	11,913,180
Series A-1, 5.00%, 05/15/51	9,070	9,711,155
Series C, 5.25%, 05/15/52	16,700	18,390,406
Sustainability Bonds, 5.25%, 11/15/40	4,000	4,725,469

		374,128,513

North Carolina — 1.8%
City of Charlotte North Carolina Airport Revenue, Refunding RB, 4.00%, 07/01/44	3,550	3,581,903
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB
Series A, 5.00%, 07/01/45	15,000	16,588,039
Series A, 4.00%, 07/01/52	5,000	4,970,137
County of Mecklenburg North Carolina, GO, 5.00%, 03/01/30	5,745	6,424,541
County of Union North Carolina, GO 5.00%, 09/01/39	6,540	7,533,076
5.00%, 09/01/40	6,720	7,713,955
North Carolina Medical Care Commission, RB(d) 5.00%, 10/01/44	375	393,652

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission, RB(d) (continued) 5.00%, 10/01/49	$375	$388,638
5.13%, 10/01/54	195	203,263
North Carolina Medical Care Commission, Refunding RB, 5.25%, 01/01/41	2,275	2,170,242
North Carolina Turnpike Authority, RB, (AGM), 5.00%, 01/01/58	9,250	9,888,968
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	5,241,641
Series A, AMT, 5.00%, 05/01/35	5,000	5,237,399
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(b)	2,100	2,104,916

		72,440,370

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.05%, 07/01/43	665	495,851

Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series 2020 B-2, 5.00%, 06/01/55 .	27,380	26,122,279
City of Columbus Ohio, GO
Series A, 5.00%, 08/15/37	2,600	3,055,043
Series A, 5.00%, 08/15/38	1,625	1,892,334
Series A, 5.00%, 08/15/39	2,565	2,968,509
Ohio Turnpike & Infrastructure Commission, RB, 5.00%, 02/15/43	13,750	14,508,031
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 3.40%, 12/01/36(a)	60,175	60,175,000
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,341,771

		114,062,967

Oklahoma — 0.2%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	5,010	5,257,375
Oklahoma Water Resources Board, RB, Series A, 4.13%, 10/01/53	3,730	3,687,055

		8,944,430

Oregon — 1.5%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/40	4,130	4,700,756
Series A, 2nd Lien, 5.00%, 12/01/42	5,000	5,653,349
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,770,521
Series A, 2nd Lien, 5.00%, 12/01/47	10,710	11,800,809
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/24(i)	865	876,826
Oregon State Lottery, RB
Series A, 5.00%, 04/01/39	1,955	2,249,926
Series A, 5.00%, 04/01/40	2,250	2,577,923
Port Authority of New York & New Jersey, ARB, Series 24B, AMT, 5.00%, 07/01/47	5,000	5,110,537
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/52	10,000	10,479,103

Security	Par (000)	Value

Oregon (continued)
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	$165	$154,453
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,624,321

		60,998,524

Pennsylvania — 1.4%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/56	5,000	5,110,625
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	499,050
Series A, 5.25%, 12/01/45	1,500	995,966
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/51	10,000	10,261,389
Series B, AMT, 5.00%, 07/01/42	5,000	5,116,477
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	8,765	8,837,334
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	5,000	5,187,578
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,595	1,596,617
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	5,000	5,054,120
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,249,772
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	5,142,969
Pittsburgh Water & Sewer Authority, Refunding RB, Series B, 1st Lien, (AGM), 5.00%, 09/01/38	4,500	5,040,190

		56,092,087

Puerto Rico — 7.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	307,385	24,797,381
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51(a)	93,390	42,492,564
Series A-1, 0.00%, 11/01/43(a)	56,022	32,640,993
Series A-1, Restructured, 4.00%, 07/01/33	7,211	7,086,640
Series A-1, Restructured, 4.00%, 07/01/35	6,482	6,302,905
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,774,085
Series A-1, Restructured, 4.00%, 07/01/41	7,419	6,889,980
Series A-1, Restructured, 4.00%, 07/01/46	7,867	7,077,207
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	9,280	5,943,346
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	2,869	1,140,239
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	4,135	3,794,322
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series B, 4.00%, 07/01/42	7,250	6,652,680
Series C, 3.75%, 07/01/27	43,100	40,448,008
Puerto Rico Electric Power Authority, RB(f)(g)
Series A, 5.00%, 07/01/29	5,540	1,450,801
Series A, 7.00%, 07/01/33	7,445	1,949,677
Series A, 6.75%, 07/01/36	24,370	6,381,952
Series A, 5.00%, 07/01/42	16,625	4,353,711
Series A, 7.00%, 07/01/43	3,350	877,289
Series A-1, 10.00%, 07/01/24	928	242,958
Series A-2, 10.00%, 07/01/30	4,681	1,225,733

7

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB(f)(g) (continued)
Series A-3, 10.00%, 07/01/24	$6,867	$1,798,363
Series B-3, 10.00%, 07/01/24	6,867	1,798,363
Series C-1, 5.40%, 02/01/24	18,867	4,940,902
Series C-2, 5.40%, 07/01/24	18,870	4,941,701
Series C-3, 5.40%, 01/01/20	1,908	499,525
Series C-4, 5.40%, 07/01/24	1,907	499,525
Series CCC, 5.25%, 07/01/26	8,495	2,224,648
Series CCC, 5.25%, 07/01/28	3,120	817,057
Series D-1, 7.50%, 02/01/24	9,399	2,461,359
Series D-2, 7.50%, 01/03/25	5,000	1,309,387
Series D-4, 7.50%, 07/01/24	7,444	1,949,359
Series TT, 5.00%, 07/01/18	3,620	947,996
Series TT, 5.00%, 07/01/20	1,690	442,573
Series WW, 5.50%, 07/01/20	1,000	261,877
Series WW, 5.38%, 07/01/24	4,545	1,190,233
Series WW, 5.50%, 07/01/24	10,325	2,703,884
Series WW, 5.25%, 07/01/25	2,300	602,318
Series WW, 5.25%, 07/01/33	2,725	713,616
Series WW, 5.50%, 07/01/38	3,980	1,042,272
Series XX, 5.25%, 07/01/27	2,630	688,738
Series XX, 5.25%, 07/01/35	1,310	343,059
Series XX, 5.75%, 07/01/36	1,825	477,926
Series XX, 5.25%, 07/01/40	35,125	9,198,443
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/24	7,025	1,839,689
Series AAA, 5.25%, 07/01/25	5,750	1,505,795
Series AAA, 5.25%, 07/01/28	4,870	1,275,343
Series BBB, 5.40%, 07/01/28	9,505	2,489,145
Series DDD, 5.00%, 07/01/20	1,810	473,998
Series DDD, 5.00%, 07/01/24	2,000	523,755
Series UU, 0.00%, 07/01/24(a)	2,460	644,218
Series UU, 4.45%, 07/01/31(a)	12,285	3,217,164
Series UU, 0.00%, 07/01/49(a)	10,400	2,723,525
Series VV, 5.50%, 07/01/20	6,440	1,686,490
Series YY, 6.13%, 07/01/40	13,440	3,519,632
Series ZZ, 5.25%, 07/01/24	1,435	375,794
Series ZZ, 5.25%, 07/01/25	2,440	638,981
Series ZZ, 5.25%, 07/01/49	10,185	2,667,221
Series ZZ, 5.25%, 07/04/50	4,745	1,242,608
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
AMT, 6.50%, 01/01/42	1,170	1,366,911
AMT, 6.75%, 01/01/45	3,580	4,255,094
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Convertible, Restructured, 4.33%, 07/01/40	3,579	3,553,841

		285,374,799

South Carolina — 1.9%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB 5.00%, 01/01/47	2,500	2,776,223
5.00%, 01/01/49	5,955	6,346,507
5.00%, 01/01/52	10,545	11,409,783
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,787,534
County of Dorchester South Carolina, SAB(b) 5.88%, 10/01/40	2,310	2,343,366

Security	Par (000)	Value

South Carolina (continued)
County of Dorchester South Carolina, SAB(b) (continued) 6.00%, 10/01/51	$6,240	$6,273,948
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	12,640	13,568,855
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	5,680	6,140,236
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	6,915	6,244,689
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	5,000	5,163,559
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,099,050
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/41	5,000	5,115,200
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 2.45%, 07/01/32	875	802,498

		78,071,448

Tennessee — 1.8%
County of Shelby Tennessee, Refunding GO, Series B, 4.00%, 04/01/40	9,950	10,138,816
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	8,925	9,088,066
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB, Series A, Sustainability Bonds, 4.00%, 07/01/46	5,000	4,941,568
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series A, 4.00%, 01/01/40	1,665	1,701,575
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,496,484
Series A, Subordinate, 5.00%, 07/01/54	5,890	6,215,324
New Memphis Arena Public Building Authority, RB, CAB, Convertible, 4.00%, 04/01/26(h)	2,025	1,947,646
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	18,765	19,508,014
Tennessee Housing Development Agency, RB, S/F Housing 3.85%, 07/01/43	6,105	6,111,200
3.95%, 01/01/49	6,080	6,113,755

		71,262,448

Texas — 9.1%
Alamo Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 06/15/51	10,000	10,837,700
Arlington Higher Education Finance Corp., RB(b) 6.25%, 08/15/24	100	98,978
7.50%, 04/01/28	210	208,903
7.88%, 11/01/62	5,865	5,928,732
Series A, 5.30%, 04/01/62	4,325	3,614,318
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,850	5,331,677
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	2,970	3,095,220
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/39	7,000	7,927,492

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series C, 4.00%, 10/01/37	$5,000	$5,204,245
City of Dallas Texas, Refunding GO
Series A, 5.00%, 02/15/37	1,500	1,730,371
Series A, 5.00%, 02/15/38	1,650	1,883,921
Series A, 5.00%, 02/15/40	8,000	9,018,607
Series A, 5.00%, 02/15/41	6,020	6,768,384
City of El Paso Texas Water & Sewer Revenue, Refunding RB 4.00%, 03/01/39	2,000	2,039,615
5.00%, 03/01/52	10,000	10,637,426
City of Fort Worth Texas, GO 5.00%, 03/01/35	1,090	1,262,534
5.00%, 03/01/39	7,125	7,953,462
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,001,059
Series A, AMT, 6.63%, 07/15/38	3,000	3,003,339
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/38	5,000	5,339,075
City of Houston Texas, Refunding GO
Series A, 5.00%, 03/01/36	665	773,043
Series A, 5.00%, 03/01/37	900	1,033,093
Series A, 5.00%, 03/01/38	535	607,919
Series A, 5.25%, 03/01/40	350	401,308
Series A, 5.25%, 03/01/43	570	645,396
City of Marble Falls Texas, SAB(b) 3.38%, 09/01/26	184	179,794
3.88%, 09/01/31	200	187,341
4.13%, 09/01/41	730	618,504
4.38%, 09/01/51	1,000	800,572
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB 5.00%, 02/01/47	3,530	3,645,478
Series A, 5.25%, 02/01/42	9,155	10,491,464
Series A, 5.25%, 02/01/43	6,515	7,419,754
City of Seguin Texas, GO, Series A, 5.25%, 09/01/57	10,000	10,884,946
Corpus Christi Independent School District, GO, (PSF), 4.13%, 08/15/53	5,000	5,005,280
County of Harris Texas, Refunding GO
Series A, 5.00%, 09/15/38	1,300	1,485,483
Series A, 5.00%, 09/15/39	1,750	1,987,377
Series A, 5.00%, 09/15/40	1,815	2,053,718
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	3,170	3,476,664
Dalhart Independent School District, GO
(PSF), 5.00%, 02/15/41	755	835,551
(PSF), 5.00%, 02/15/42	1,345	1,481,969
(PSF), 5.00%, 02/15/43	500	549,065
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	10,000	10,858,786
Denton Independent School District, GO, (PSF), 5.00%, 08/15/40	2,220	2,522,071
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/28	5,000	5,494,628
Hidalgo County Regional Mobility Authority, RB, CAB(c)
Series A, 0.00%, 12/01/42	3,000	1,201,964
Series A, 0.00%, 12/01/43	3,000	1,129,676
Series A, 0.00%, 12/01/44	3,000	1,057,676

Security	Par (000)	Value

Texas (continued)
Hidalgo County Regional Mobility Authority, RB, CAB(c) (continued)
Series A, 0.00%, 12/01/45	$4,000	$1,318,499
Series A, 0.00%, 12/01/46	6,000	1,805,004
Series A, 0.00%, 12/01/47	6,125	1,682,166
Series A, 0.00%, 12/01/49	7,135	1,687,618
Series A, 0.00%, 12/01/50	5,145	1,137,858
Series A, 0.00%, 12/01/52	5,000	1,045,410
Series A, 0.00%, 12/01/53	5,000	896,942
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	370	406,898
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/36	2,090	2,389,086
(AGM), 5.00%, 05/15/37	2,000	2,261,135
Medina Valley Independent School District, GO, (PSF), 5.00%, 02/15/45	6,215	6,890,065
Midlothian Independent School District, GO, (PSF), 5.00%, 02/15/47	4,600	4,756,841
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 6.75%, 10/01/52	395	356,644
Series B2, 4.50%, 10/01/26	2,030	1,972,177
North Texas Municipal Water District Water System Revenue, Refunding RB, Series A, 5.00%, 09/01/29	5,000	5,610,481
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	14,310	15,539,429
Permanent University Fund - Texas A&M University System, Refunding RB, 5.00%, 07/01/42	6,945	7,810,729
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/40	3,700	4,258,466
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,621,004
Port Authority of Houston of Harris County Texas, ARB 4.00%, 10/01/46	5,000	4,994,728
1st Lien, 5.00%, 10/01/53	20,000	21,797,136
Port Beaumont Navigation District, Refunding RB(b)
Series B, 6.00%, 01/01/25	4,415	4,256,744
Series A, AMT, 4.00%, 01/01/50	20,670	15,855,750
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	27,045	22,167,225
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	5,400	5,855,230
State of Texas, GO, Series A, AMT, 5.00%, 08/01/38	6,935	7,698,254
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	10,000	10,626,045
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,931,358
Texas Water Development Board, RB 5.00%, 08/01/38	560	648,889
5.00%, 08/01/39	1,950	2,245,505
5.00%, 08/01/40	1,550	1,777,235
4.00%, 10/15/44	4,420	4,459,083
4.00%, 10/15/45	10,000	10,033,945

9

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Van Alstyne Independent School District, GO, (PSF), 5.00%, 02/15/47	$6,900	$7,557,723
Wylie Independent School District/Collin County, GO, (PSF), 5.25%, 08/15/49(d)	10,000	11,125,800

		372,190,680

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/46	3,000	3,173,790
Series A, AMT, 5.25%, 07/01/48	10,000	10,422,122
City of Salt Lake City Utah Public Utilities Revenue, RB, 5.00%, 02/01/52	10,000	10,750,507
Utah Charter School Finance Authority, RB(b) 5.63%, 06/15/26	255	253,845
5.00%, 06/15/42	1,190	1,053,482
5.00%, 06/15/52	3,580	2,951,979
5.63%, 06/15/54	4,930	4,224,458
5.00%, 06/15/57	2,590	2,085,286

		34,915,469

Virginia — 2.2%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	6,219,250
Ballston Quarter Community Development Authority, TA
Series A-1, 5.50%, 03/01/46	2,765	2,744,213
Series A-2, 7.13%, 03/01/59(h)	6,638	4,495,490
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(b)	1,000	1,003,807
Chesapeake Bay Bridge & Tunnel District, RB
(AGM), 5.00%, 07/01/41	5,000	5,144,715
5.00%, 07/01/46	6,850	6,937,553
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,833,340
County of Fairfax Virginia, GO, Series A, (SAW), 4.00%, 10/01/38	2,150	2,263,694
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	5,635	5,711,066
Hanover County Economic Development Authority, Refunding RB 5.00%, 07/01/38	125	114,273
4.00%, 07/01/47(b)	1,960	1,361,571
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(c)	15,115	5,142,317
Lower Magnolia Green Community Development Authority, SAB(b) 5.00%, 03/01/35	2,700	2,701,893
5.00%, 03/01/45	2,780	2,710,270
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	12,595	10,735,259
Virginia Housing Development Authority, RB, M/F Housing
Series A, 3.65%, 03/01/43	5,000	4,456,638
Series D, 3.90%, 10/01/48	10,000	8,821,189
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	2,000	2,009,045
AMT, 5.00%, 12/31/56	12,880	12,927,208
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/29	175	175,004

		91,507,795

Security	Par (000)	Value

Washington — 2.5%
Energy Northwest, Refunding RB, 5.00%, 07/01/41	$5,235	$5,728,965
King County Housing Authority, Refunding RB, (GTD), 3.50%, 05/01/38	10,000	9,114,563
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,133,720
Port of Seattle Washington, ARB, Series A, AMT, 4.00%, 05/01/43	5,000	4,753,765
Seattle Housing Authority, Refunding RB, M/F Housing, (HUD SECT 8), 3.50%, 12/01/35	1,500	1,415,418
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	24,025	27,030,169
Series A-2, 5.00%, 08/01/42	3,105	3,471,066
Series B, 5.00%, 02/01/43	2,325	2,607,363
Series B, 5.00%, 06/01/47	6,675	7,375,491
Series B, 5.00%, 06/01/48	16,270	17,924,062
Series C, 5.00%, 02/01/46	10,000	11,178,539
Series D, 5.00%, 06/01/46	7,000	7,835,394
Washington State Housing Finance Commission, RB, Series A, 4.00%, 07/01/27(b)	295	284,494

		103,853,009

Wisconsin — 0.7%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,338,898
AMT, 4.25%, 07/01/54	6,310	4,288,813
Public Finance Authority, RB(b) 6.00%, 06/15/24	135	134,509
Class B, 7.00%, 12/01/30	1,825	1,723,195
Series A, 6.25%, 10/01/31(f)(g)	1,285	179,900
Series A, 5.00%, 06/15/41	785	702,985
Series A, 7.00%, 11/01/46(f)(g)	5,085	2,542,500
Series A, 7.00%, 10/01/47(f)(g)	1,285	179,900
Series A, 5.00%, 06/15/51	885	736,319
Series A, 5.00%, 06/15/56	970	786,171
Series B, 5.50%, 06/15/25	380	378,187
Public Finance Authority, Refunding RB
Series B, 6.13%, 10/01/49(b)	8,530	7,392,765
AMT, 4.00%, 08/01/35	4,840	4,341,907
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/15/44	5,000	5,029,890

		29,755,939

Total Municipal Bonds — 89.7% (Cost: $3,800,740,547)		3,662,117,862

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

Florida — 1.7%
County of Broward Florida Convention Center Hotel Revenue, RB, 5.00%, 01/01/47	33,830	36,670,033
County of Miami-Dade Florida Transit System, RB 5.00%, 07/01/48	13,815	15,065,315
5.00%, 07/01/50	15,000	16,266,463

		68,001,811

Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,664,652

Kentucky — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	13,054,325

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 0.9%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/48	$9,500	$10,459,700
Series D, 5.00%, 10/01/50	25,000	27,253,020

		37,712,720

Nebraska — 0.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	31,388,132

New York — 0.3%
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	13,102,595

Texas — 0.4%
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	19,020,235

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.7% (Cost: $183,432,790)		193,944,470

Total Long-Term Investments — 95.3% (Cost: $4,024,588,337)		3,891,313,836

	Shares

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.97%(l)(m)	132,093,108	132,106,317

	Par (000)

U.S. Treasury Obligations — 1.2%
U.S. Treasury Bills, 5.40%, 04/09/24(n)	$50,000	49,713,188

Total Short-Term Securities — 4.5% (Cost: $181,825,195)		181,819,505

Total Investments — 99.8% (Cost: $4,206,413,532)		4,073,133,341

Other Assets Less Liabilities — 2.7%		109,099,596

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.5)%		(100,916,418)

Net Assets — 100.0%		$4,081,316,519

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	Rates are discount rates or a range of discount rates as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

11

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$249,585,583	$—	$(117,496,441	)(a)	$55,533	$(38,358)	$132,106,317	132,093,108	$5,477,471	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
U.S. Long Bond	275	06/18/24	$32,802	$(247,230)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$35,251,504	$—	$35,251,504
Municipal Bonds	—	3,648,201,106	13,916,756	3,662,117,862
Municipal Bonds Transferred to Tender Option Bond Trusts	—	193,944,470	—	193,944,470
Short-Term Securities
Money Market Funds	132,106,317	—	—	132,106,317
U.S. Treasury Obligations	—	49,713,188	—	49,713,188
Unfunded Commitments(a)	—	—	64,005,164	64,005,164

	$132,106,317	$3,927,110,268	$77,921,920	$4,137,138,505

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$(247,230)	$—	$—	$(247,230)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $100,364,993 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Municipal Bonds	Unfunded Commitments	Total
Assets
Opening balance, as of May 31, 2023	$13,771,481	$—	$13,771,481
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	199,327	64,005,164	64,204,491
Purchases	—	—	—
Sales	(54,052)	—	(54,052)

Closing balance, as of February 29, 2024	$13,916,756	$64,005,164	$77,921,920

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024(a)	$199,327	$64,005,164	$64,204,491

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

Portfolio Abbreviation (continued)

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

13